Consolidated Statement of Cash Flows S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Cash flows from operating activities
Profit (loss) for the year	S/ 110,900	S/ 123,958	S/ (214,344)
Adjustments for:
Depreciation	115,417	115,237	132,442
Depreciation of right-of-use assets	28,233	27,636	26,577
Amortization	78,781	76,273	76,731
Change in fair value of investment property	(106)	(161)	(116)
Impairment (reversal) of inventories	668	419	(1,927)
Equity-settled share-based payment transactions	11,192	9,145	3,675
Gain (loss) on disposal of property, furniture, and equipment	(512)	4,491	(696)
Gain (loss) on disposal of right-of-use assets net of leases	(20)	79	743
Loss on disposal of intangibles	147	1,117	477
Other expenses for derecognition of other assets		2,112
Other expenses for changes in contingent consideration			20,927
Other income for reversal of contingent consideration			(4,095)
Other income for reversal of others accounts payable to former shareholders	0	(46,613)
Loss for impairment of trade receivables	48,054	40,855	5,684
Share of profit of equity-accounted investees	(10,414)	(8,800)	(6,290)
Provisions	1,344	1,001	1,176
Finance income	(214,837)	(24,810)	(92,978)
Finance costs	651,290	633,593	783,782
Income tax expense	88,353	59,819	90,170
Net changes in assets and liabilities
Trade accounts receivable and other assets	(81,630)	(343,151)	(316,000)
Inventories	(17,849)	(25,853)	(30,107)
Trade accounts payable and other accounts payable	64,604	229,751	183,740
Provisions and employee benefits	(3,716)	(5,718)	(4,328)
Insurance contract liabilities	(13,465)	(28,602)	25,068
Cash generated from operating activities	856,434	841,778	680,311
Income tax paid	(209,005)	(194,322)	(114,726)
Interest received	15,074	21,042	16,828
Net cash from operating activities	662,503	668,498	582,413
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired			(59,994)
Payment for accounts payable to former shareholder	(21,145)	(30,011)	(1,368)
Purchase of properties, furniture, and equipment	(86,010)	(90,857)	(116,248)
Purchase of intangibles	(58,671)	(50,991)	(48,917)
Dividends from equity-accounted investees	3,378	3,311	1,439
Other assets (Trust funds)			94,539
Purchase of other investments, net of sales	75,685	(21,312)	(22,246)
Proceeds from sale of property, furniture, and equipment	6,508	213	4,194
Payment for contingent consideration		(47,174)	(36,143)
Proceeds from (payment in advance for) purchase of shares			11,592
Net cash used in investing activities	(80,255)	(236,821)	(173,152)
Cash flows from financing activities
Proceeds from issuance of common stock in initial public offering, net of issuance costs		1,267,794
Payments of initial public offering costs		(15,908)
Proceeds from loans and borrowings	4,097,522	1,239,486	4,871,380
Payment for loans and borrowings	(4,022,294)	(1,125,622)	(4,520,827)
Payment for lease liabilities	(43,851)	(45,593)	(42,530)
Penalty paid for debt prepayment	(81)		(53,285)
Payment for derivatives premiums	(22,804)	(50,705)	(51,141)
Payment for costs of extinguishment of debt	(64,818)	(16,607)
Interest paid	(408,268)	(450,982)	(566,774)
Proceeds from settlement of derivatives - interest rate swaps	(22,504)	(1,202)
Dividends paid		(1,150)	(6,841)
Contributions from non-controlling shareholders			16
Acquisition of non-controlling interest		(1,217,629)
Net cash used in financing activities	(487,098)	(418,118)	(370,002)
Net increase in cash and cash equivalents	95,150	13,559	39,259
Cash and cash equivalents at January 1	235,745	241,133	208,694
Effect of movements in exchange rates on cash held	4,546	(18,947)	(6,820)
Cash and cash equivalents at December 31	335,441	235,745	241,133
Transactions not representing cash flows
Assets acquired through finance lease and other financing	14,737	26,826	17,892
Assets acquired from suppliers in installments	S/ 18,365	S/ 10,060	S/ 16,834